UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Total operating revenues		$ 230,114	$ 224,801
Vessel operating expenses		(62,129)	(54,476)
Voyage, charterhire and commission expenses		(9,730)	(6,366)
Administrative expenses		(18,468)	(18,735)
Project development expenses		(894)	(4,937)
Depreciation and amortization		(52,999)	(54,222)
Total operating expenses		(144,220)	(138,736)
Other operating income		2,770	532
Total other operating income/(losses)		86,935	(36,549)
Operating income		172,829	49,516
Other non-operating losses, net	[1]	(158,125)	0
Financial income/(expenses)
Interest income		61	1,403
Interest expense		(29,013)	(38,044)
Gains/(losses) on derivative instruments		16,482	(49,857)
Other financial items, net		297	(11)
Net financial expenses		(12,173)	(86,509)
Profit/(loss) before taxes and equity in net earnings/(losses) of affiliates		2,531	(36,993)
Income taxes		(413)	(382)
Equity in net earnings/(losses) of affiliates		157	(261)
Net income/(loss) from continuing operations		2,275	(37,636)
Net income/(loss) from discontinued operations		568,164	(177,040)
Net income/(loss)		570,439	(214,676)
Net income attributable to non-controlling interests		(73,642)	(45,205)
Net income/(loss) attributable to stockholders of Golar LNG Limited		$ 496,797	$ (259,881)
Earnings Per Share, Basic and Diluted [Abstract]
Basic loss per share from continuing operations (in USD per share)		$ (0.65)	$ (0.88)
Dilutive loss per share from continuing operations (in USD per share)		(0.65)	(0.88)
Basic earnings/(loss) per share from discontinued operation (in USD per share)		5.20	(1.87)
Dilutive earnings/(loss) per share from discontinued operation (in USD per share)		$ 5.20	$ (1.87)
Variable Interest Entity, Primary Beneficiary
Financial income/(expenses)
Interest expense		$ (13,728)	$ (20,026)
Hilli | Variable Interest Entity, Primary Beneficiary
Realized and unrealized gain/(loss) on oil derivative instrument		84,165	(37,081)
Time and voyage charter revenues
Total operating revenues		104,699	105,572
Liquefaction services revenue
Total operating revenues		110,134	109,048
Liquefaction services revenue | Hilli | Variable Interest Entity, Primary Beneficiary
Total operating revenues		110,134	109,048
Vessel and other management fees
Total operating revenues		$ 15,281	$ 10,181

[1]	Other non-operating losses, net comprised of: (i) unrealized mark-to-market loss on our investment in listed equity securities of $86.7 million (note 9); (ii) dividend income of $1.9 million from our investment in listed equity securities (note 18); and (iii) UK tax lease settlement liability of $73.3 million (note 20).